Segment Information - Summary of Income Data By Operating Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
REVENUE	$ 2,618.1	$ 2,127.7	[1]	$ 2,546.5	[1]
Cost of sales and services	(2,259.9)	(1,929.6)	[1]	(2,248.6)	[1]
Gross Profit	358.2	198.1	[1]	297.9	[1]
Financial income (expense), net	61.5	6.1	[1]	95.0	[1]
Foreign exchange gain (loss), net	(0.3)	(5.0)		5.7
Loss before taxes on income	(101.2)	(282.0)	[1]	(95.1)	[1]
Income tax expense	(103.5)	20.7	[1]	(28.2)	[1]
Net income	(316.5)	(171.2)	[1]	280.0	[1]
Operating Segments [member]
Disclosure of operating segments [line items]
REVENUE	5,462.6	5,071.1		5,859.4
Cost of sales and services	(4,667.1)	(4,303.1)		(4,764.1)
Gross Profit	$ 795.5	$ 768.0		$ 1,095.3
Gross profit %	14.60%	15.10%		18.70%
Operating income (expense)	$ (872.5)	$ (732.7)		$ (753.4)
Operating profit before financial income (expense)	(77.0)	35.3		341.9
Financial income (expense), net	(116.1)	(171.5)		(40.6)
Foreign exchange gain (loss), net				6.6
Loss before taxes on income	(186.2)	(136.2)		307.9
Income tax expense	(130.3)	(35.0)		(27.9)
Net income	(316.5)	(171.2)		280.0
Commercial Aviation [member] | Operating Segments [member]
Disclosure of operating segments [line items]
REVENUE	2,234.4	2,358.3		2,771.4
Cost of sales and services	(1,971.2)	(1,976.7)		(2,178.1)
Gross Profit	$ 263.2	$ 381.6		$ 593.3
Gross profit %	11.80%	16.20%		21.40%
Operating income (expense)	$ (332.3)	$ (229.1)		$ (230.5)
Operating profit before financial income (expense)	(69.1)	152.5		362.8
Defense and Security [member]
Disclosure of operating segments [line items]
REVENUE	775.3	612.1		853.7
Defense and Security [member] | Operating Segments [member]
Disclosure of operating segments [line items]
REVENUE	775.3	612.1		853.7
Cost of sales and services	(711.4)	(702.3)		(792.9)
Gross Profit	$ 63.9	$ (90.2)		$ 60.8
Gross profit %	8.20%	(14.70%)		7.10%
Operating income (expense)	$ (110.4)	$ (93.0)		$ (109.5)
Operating profit before financial income (expense)	(46.5)	(183.2)		(48.7)
Executive Jets [member]
Disclosure of operating segments [line items]
REVENUE	1,397.0	1,104.3		1,280.3
Executive Jets [member] | Operating Segments [member]
Disclosure of operating segments [line items]
REVENUE	1,397.0	1,104.3		1,280.3
Cost of sales and services	(1,211.2)	(914.0)		(1,126.4)
Gross Profit	$ 185.8	$ 190.3		$ 153.9
Gross profit %	13.30%	17.20%		12.00%
Operating income (expense)	$ (235.2)	$ (235.0)		$ (206.0)
Operating profit before financial income (expense)	(49.4)	(44.7)		(52.1)
Service and support [member]
Disclosure of operating segments [line items]
REVENUE	437.2	399.8		398.3
Service and support [member] | Operating Segments [member]
Disclosure of operating segments [line items]
REVENUE	1,046.7	980.8		922.2
Cost of sales and services	(755.5)	(689.0)		(640.3)
Gross Profit	$ 291.2	$ 291.8		$ 281.9
Gross profit %	27.80%	29.80%		30.60%
Operating income (expense)	$ (176.5)	$ (168.7)		$ (177.0)
Operating profit before financial income (expense)	114.7	123.1		104.9
All Other Segments [member]
Disclosure of operating segments [line items]
REVENUE	8.6	11.5		14.2
All Other Segments [member] | Operating Segments [member]
Disclosure of operating segments [line items]
REVENUE	9.2	15.6		31.8
Cost of sales and services	(17.8)	(21.1)		(26.4)
Gross Profit	$ (8.6)	$ (5.5)		$ 5.4
Gross profit %	(93.50%)	(35.30%)		17.00%
Operating income (expense)	$ (18.1)	$ (6.9)		$ (13.9)
Operating profit before financial income (expense)	(26.7)	(12.4)		(8.5)
Total reportable Segments [member] | Operating Segments [member]
Disclosure of operating segments [line items]
REVENUE	5,462.6	5,071.1		5,859.4
Cost of sales and services	(4,667.1)	(4,303.1)		(4,764.1)
Gross Profit	$ 795.5	$ 768.0		$ 1,095.3
Gross profit %	14.60%	15.10%		18.70%
Operating income (expense)	$ (872.5)	$ (732.7)		$ (736.9)
Operating profit before financial income (expense)	(77.0)	35.3		$ 358.4
Unallocated [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Gross profit %				0.00%
Operating income (expense)				$ (16.5)
Operating profit before financial income (expense)				(16.5)
Financial income (expense), net	(116.1)	(171.5)		(40.6)
Foreign exchange gain (loss), net	6.9			6.6
Income tax expense	$ (130.3)	$ (35.0)		$ (27.9)

[1]	Consolidated statements of income for comparative years ended December 31, 2018 and 2017 were recasted to present the results of continuing operations separately from the results of the Commercial Aviation business unit and related services (discontinued operations) since the beginning of comparative periods (Note 4).